Derivative financial instruments	6 Months Ended
Jun. 30, 2025
Derivative financial instruments
Derivative financial instruments

7.Derivative financial instruments

	Notional	Notional
	amount	amount	Assets	Liabilities
	Buy	Sell
Derivatives carried at fair value:
Crypto structured products

December 31, 2024
To customers
Call option	7	34,141	1,554	2
Put option	—	3,873	—	20

To related party
Call option	7	34,141	2	1,554
Put option	—	3,873	20	—
	14	76,028	1,576	1,576

June 30, 2025
To customers
Call option	35	15,014	4	1,592
Put option	10	4,852	1	—

To related party
Call option	35	15,014	1,592	4
Put option	10	4,852	—	1
	90	39,732	1,597	1,597

The Group entered into BTC and ETH options with its customers, and as part of the Group’s risk management strategy, the Group also entered into bought identical similar back-to-back put and call BTC and ETH options with its related parties. Management has no intention to hold these derivatives for more than one year and option varies from 4 – 88 days (December 31, 2024: 3 – 178 days) till maturity.